Summary of Assumptions Used in Black-Scholes Option-Pricing Model to Estimate Fair Value of Stock Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Option term (years)	6 years 3 days	5 years 9 months
Volatility	48.997%	49.239%
Weighted-average volatility	48.997%	49.00%
Risk-free interest rate	2.031%	1.506%
Dividend yield	0.00%	0.00%
Weighted-average fair value of option granted	$ 1.41	$ 1.80